Marketable Securities (Details) - Schedule of cost basis and fair value of available for sale securities - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Corporate Debt Securities [Member]
Marketable securities
Amortized Cost			$ 7,848
Unrealized Gain			4
Unrealized Loss
Estimated Fair Value			7,852
Asset-backed Securities [Member]
Marketable securities
Amortized Cost	$ 5,175	$ 2,911	1,499
Unrealized Gain			1
Unrealized Loss
Estimated Fair Value	5,175	2,911	1,500
Marketable securities [Member]
Marketable securities
Amortized Cost			9,347
Unrealized Gain			5
Unrealized Loss
Estimated Fair Value			9,352
Corporate Debt Securities [Member]
Marketable securities
Amortized Cost	4,473	5,938	12,481
Unrealized Gain		17	24
Unrealized Loss
Estimated Fair Value	4,473	5,955	12,505
U.S. Treasury Securities [Member]
Marketable securities
Amortized Cost	22,319	6,994	11,659
Unrealized Gain			23
Unrealized Loss	11
Estimated Fair Value	22,308	6,994	11,682
Commercial Paper [Member]
Marketable securities
Amortized Cost	14,681	8,791	6,273
Unrealized Gain
Unrealized Loss
Estimated Fair Value	$ 14,681	8,791	6,273
Asset-backed Securities [Member]
Marketable securities
Amortized Cost		2,911	6,495
Unrealized Gain			8
Unrealized Loss
Estimated Fair Value		2,911	6,503
Marketable Securities Restricted [Member]
Marketable securities
Amortized Cost		24,634	36,908
Unrealized Gain		17	55
Unrealized Loss
Estimated Fair Value		$ 24,651	$ 36,963